Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Details of subsidiaries and variable interest entity
Subsidiary	Place of incorporation	Particular of issued and fully paid up capital		Company’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands		$50,000	100%	100%	-	Investment holding

Hong Kong Four Divisions International Limited	Hong Kong	HK$	10,000	100%	-	100%	Real estate management

Hong Kong Three Entities Digital Technology Limited	Hong Kong	HK$	10,000	100%	-	100%	Digital security technology

Hong Kong Yiyou Digital Technology Development Co., Limited.	Hong Kong	HK$	100,000	100%	-	100%	Intellectual property rights management

Shenzhen Four Divisions Global Industrial Operation Co., Ltd.	PRC	RMB	1,000,000	100%	-	100%	Real estate management and digital security technology

Schedule of accompanying consolidated financial
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Total current assets	194,526	-
Total non-current assets	36,329	-
Total assets	230,855	-

Total current liabilities	316,162	-
Total liabilities	316,162	-

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest income on loans	44,797	11,218	-
Net loss	(23,947)	(385,041)	-